INCOME TAXES (Details 1) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
INCOME TAXES
Income at US Statutory Rate					$ (211,240)	$ (515,830)
Change in tax law						340,826
State taxes, net of Federal benefit						(52,000)
Valuation allowance					211,240	$ 227,004
Total income tax expense (benefit):	$ 0	$ 0	$ 0	$ 0	$ 0